General information (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2017 shares	Dec. 31, 2017 drillship	Dec. 31, 2017 jack_up_rig	Dec. 31, 2017 drilling_unit	Dec. 31, 2017 $ / shares	Dec. 31, 2017 submersible_rig	Dec. 31, 2016 USD ($) $ / shares shares	Nov. 30, 2015 USD ($) $ / shares shares	Jan. 31, 2014
Schedule of Transaction Under Common Control, by Transaction [Line Items]
Number of offshore drilling units owned by Company					1	3	7		3
Number of offshore drilling units under construction | submersible_rig									1
Percentage (more than) of voting control for certain variable interest entities		50.00%
Common shares, par value (in dollars per share) | $ / shares	$ 0.10		$ 0.10					$ 0.10		$ 0.1	$ 5.00
Authorized share capital	$ 10,000,000		$ 10,000,000							$ 10,000,000	$ 2,000,000,000
Common shares outstanding (in shares) | shares	24,114,232		24,114,232	24,114,232						24,114,232	241,142,651
Issued share capital	$ 2,400,000	$ 2,400,000	$ 2,400,000							$ 2,400,000	$ 1,205,700,000
Parent Company
Schedule of Transaction Under Common Control, by Transaction [Line Items]
Ownership percent												70.40%
Share Capital
Schedule of Transaction Under Common Control, by Transaction [Line Items]
Reverse stock split ratio	0.10	0.10
Contributed surplus
Schedule of Transaction Under Common Control, by Transaction [Line Items]
Reverse stock split and capital reduction	$ 1,203,300,000		$ 1,203,300,000